Operating assets and liabilities - Leases - Narrative (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Leases, amount recognised in income statement	kr 1,491	kr 1,303
Cash outflow for leases	1,438	1,275
Lease liability, amount excluded	kr 3,723	kr 2,209